Annual Fund Operating Expenses - Tortoise AI Infrastructure ETF - Tortoise AI Infrastructure ETF	Jul. 25, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%

[1]	The Fund has adopted a unitary fee structure. Under such structure, the Adviser is responsible for paying the ordinary operating expenses of the Fund from the management fee. Ordinary operating expenses do not include brokerage commissions and transaction costs, leverage/borrowing expense, securities lending fees and similar expenses. See “Investment Management — the Investment Adviser” at page 26.